Financial Instruments - Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	£ (1)		£ (1)
Fair value movement gain/(loss) £m	1	£ (1)	1
31 December 2019 £m		(1)
Carrying values £m	(2,500)	(2,628)	(2,064)
USD debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	13	12	16
Fair value movement gain/(loss) £m	(26)		(1)
Exchange gain/(loss) £m		1	(1)
31 December 2019 £m	(13)	13	12
Carrying values £m	(699)	(701)	(147)
De-designated £m			(2)
USD debt Related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	(14)	(12)	(16)
Fair value movement gain/(loss) £m	27	(1)	1
Exchange gain/(loss) £m		(1)	1
31 December 2019 £m	13	(14)	(12)
Carrying values £m	13	(14)	(12)
De-designated £m			2
total of USD debt and Interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	(1)
Fair value movement gain/(loss) £m	1	(1)
31 December 2019 £m		(1)
Carrying values £m	(686)	(715)	(159)
EUR debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	(39)	(17)	(33)
Fair value movement gain/(loss) £m	(2)	(21)	17
Exchange gain/(loss) £m	2	(1)	(1)
31 December 2019 £m	(39)	(39)	(17)
Carrying values £m	(1,853)	(1,952)	(1,922)
EUR Debt related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	39	17	32
Fair value movement gain/(loss) £m	2	21	(16)
Exchange gain/(loss) £m	(2)	1	1
31 December 2019 £m	39	39	17
Carrying values £m	39	39	17
Net Relating to USD, GBP, EUR And CHF Debt [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	(26)	(5)	(17)
Fair value movement gain/(loss) £m	(28)	(21)	16
Exchange gain/(loss) £m	2		(2)
31 December 2019 £m	(52)	(26)	(5)
Carrying values £m	(2,552)	(2,653)	(2,069)
De-designated £m			(2)
Total of Eur debt and interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m			(1)
Fair value movement gain/(loss) £m			1
Carrying values £m	(1,814)	(1,913)	(1,905)
Total related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2019 £m	25	5	16
Fair value movement gain/(loss) £m	29	20	(15)
Exchange gain/(loss) £m	(2)		2
31 December 2019 £m	52	25	5
Carrying values £m	£ 52	£ 25	5
De-designated £m			£ 2